SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Summary of Share Capital) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Sep. 01, 2020	Aug. 31, 2020	Aug. 01, 2020	Dec. 31, 2018	Oct. 01, 2018	Sep. 30, 2018	Apr. 30, 2018	Nov. 30, 2016
Stockholders' Equity Note [Abstract]
Common shares, authorized (in shares)	300,000,000	300,000,000	300,000,000	200,000,000			200,000,000	150,000,000
Share capital, par value (in dollars per share)	$ 0.01	$ 0.01			$ 0.01	$ 0.01			$ 0.01	$ 0.01
Common shares, authorized	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 2,000,000			$ 2,000,000	$ 1,500,000
Share capital, shares issued (in shares)	138,551,387	127,810,064
Common stock, value, issued	$ 1,386,000	$ 1,278,000